Northern Lights Fund Trust IV

Anchor Tactical Equity Strategies VP

Anchor Tactical Credit Strategies VP

Anchor Tactical Municipal Strategies VP

Anchor Tactical Real Estate VP

Incorporated herein by reference is the definitive version of the supplement for Anchor Tactical Equity Strategies VP, Anchor Tactical Credit Strategies VP, Anchor Tactical Municipal Strategies VP and the Anchor Tactical Real Estate VP filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on September 12, 2016 (SEC Accession No. 0001580642-16-010993).